Note 20 - Provisions (Details Textual) $ in Thousands		12 Months Ended
	Feb. 26, 2018 GBP (£)	Jun. 30, 2020 USD ($)	Jul. 02, 2019	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Borrowings, interest rate			8.50%
Claim damage related to notice period in service agreement, litigation | £	£ 615,600
Claim damage related to shares due to plaintiff and other unquantified amounts related to bonuses, litigation | £	£ 540,000
Legal fees expense		$ 900
Total provisions		3,066		$ 3,818	$ 3,932	$ 2,758
Litigation provision [member]
Statement Line Items [Line Items]
Total provisions		$ 1,100